Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and bank deposits. To limit exposure to credit risk relating to bank deposits, the Group primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2018 and 2019, the Group had cash balances at two and three PRC individual financial institutions, respectively, that held cash balances in excess of 10% of the Group's total cash balances. These bank deposits collectively accounted for 85% and 84% of the Group's total cash balances as of December 31, 2018 and 2019, respectively.

The nominal holders of certain bank accounts of the Group are employees of the Group. The Group has entered agreements with these employees which stipulate that the funds held in these bank accounts are owned and managed by the Group. Cash balances of such accounts collectively accounted for 0.63% and 1.09% of the Group's total cash balances as of December 31, 2018 and 2019, respectively.